UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-349-8232

                      Date of fiscal year end: DECEMBER 31

                     Date of reporting period: JUNE 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                   (EIP LOGO)

                           EIP GROWTH AND INCOME FUND
                        JUNE 30, 2009 SEMI ANNUAL REPORT

EIP Growth and Income Fund

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statements of Changes in Net Assets .......................................    7
Statement of Cash Flow ....................................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Additional Information ....................................................   19

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers in the private placement memorandum are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

To Our Shareholders,

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2009.

PERFORMANCE REVIEW

Year to date, the EIP Growth and Income Fund is up 27.7%, which includes the reinvestment of dividends and any capital gain distributions. We are pleased with the operating performance of our holdings and believe we are well positioned to continue to benefit from the distribution growth of our portfolio companies, however, we believe that growth will be slower over the next two years than it has been over the last two years.

INVESTMENT REVIEW

The energy-related master limited partnerships ("MLPs") in which the Fund invests have bounced back this year after forced liquidation by a number of dedicated MLP funds that employed leverage. Since the underlying fundamentals for the pipeline and storage MLPs have remained strong and dividends continue to grow, security prices have recovered. For the first six months of 2009, the Wells Fargo Securities Midstream MLP Total Return Index (formerly Wachovia) is up 31.0%, only 5.9 percentage points (11.7% annual equivalent yield) of which came from dividend yield. Second quarter year-over-year growth in per-share cash distributions for our universe of energy-related MLPs was approximately 3.0% on a market-cap-weighted basis, slower than the 11% year-over-year growth this time last year, but we believe still a good result considering the global and domestic economic recession and associated drop in petroleum demand.

Even though the rate of distribution growth has slowed, the prices of the securities are actually up, decreasing the yield. As of June 30, 2009, the average yield of the components of the Wells Fargo Securities Midstream MLP Total Return Index (formerly Wachovia) for example, was 9.2%.

The Fund's bond portfolio continues to provide income and stability to our overall portfolio returns and is beginning to recover some of the mark-to-market losses incurred last year. In the first half of the fiscal year, we estimate that about 2.9 percentage points of our performance came from price appreciation of the bond portfolio. On average, the bonds are still trading below par, but as we intend to hold most of our bonds until maturity and we believe them to be of high credit quality, we expect to receive par value for them.

CONCLUSION

In our view, EIP Growth and Income Fund continues to offer investors the possibility of attractive returns through a combination of yield and growth based on high-quality energy infrastructure assets.

If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232. Thank you for your investment in EIP Growth and Income Fund.

Sincerely,


James Murchie
President and Portfolio Manager
EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund's portfolio management team as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

SCHEDULE OF INVESTMENTS - (UNAUDITED)

                                  (PIE CHART)

U.S. GOVERNMENT AGENCY OBLIGATIONS   35%
MASTER LIMITED PARTNERSHIPS          26%
CORPORATE NOTES AND BONDS            21%
COMMON STOCKS                        13%
INVESTMENT COMPANY                    3%
CANADIAN INCOME TRUSTS                2%

% OF TOTAL INVESTMENTS

                                                                        FAIR
  PAR VALUE                                                             VALUE
------------                                                        ------------
CORPORATE NOTES AND BONDS - 33.65%+
               CREDIT - MISCELLANEOUS BUSINESS - 5.44%+
$  3,000,000   General Electric Capital Corp., MTN
                  1.357%, 01/08/16 (b) ..........................   $  2,440,806
                                                                    ------------
               CREDIT - PERSONAL - 17.89%+
   6,000,000   American Express Credit, MTN
                  0.478%, 06/16/11 (a) (b) ......................      5,593,572
   3,000,000   HSBC Finance Corp.
                  Senior Notes
                  1.381%, 01/15/14 (a) (b) ......................      2,436,084
                                                                    ------------
                                                                       8,029,656
                                                                    ------------
               SECURITIES BROKER/DEALER - 10.32%+
   5,000,000   Merrill Lynch & Co., Inc., MTN
                  1.292%, 07/25/11 (a) (b) ......................      4,632,230
                                                                    ------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $17,010,496) ............................     15,102,692
                                                                    ------------

   SHARES
------------
MASTER LIMITED PARTNERSHIPS - 42.21%+
               CONSUMER CYCLICALS - 2.17%+
      12,535   Global Partners, LP ..............................        232,524
      18,000   Inergy Holdings, LP ..............................        739,620
                                                                    ------------
                                                                         972,144
                                                                    ------------
               ENERGY - 40.04%+
      44,238   Buckeye GP Holdings, LP ..........................        897,147
       2,000   Buckeye Partners, LP .............................         85,660
      35,285   Duncan Energy Partners, LP .......................        570,558
      15,000   El Paso Pipeline Partners, LP ....................        262,950
      60,000   Energy Transfer Equity, LP .......................      1,522,200
      39,000   Energy Transfer Partners, LP .....................      1,579,110
     107,488   Enterprise GP Holdings, LP .......................      2,701,173
      37,800   Enterprise Products Partners, LP .................        942,732
      26,279   Holly Energy Partners, LP ........................        834,358
      40,110   Magellan Midstream Holdings, LP ..................        841,508
      42,700   Magellan Midstream Partners, LP ..................      1,484,252
       2,140   Natural Resource Partners, LP ....................         45,047

                                                                        FAIR
   SHARES                                                               VALUE
------------                                                        ------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)
               ENERGY (CONTINUED)
      16,750   Nustar Energy, LP ................................   $    905,003
      58,700   NuStar GP Holdings, LLC ..........................      1,355,970
      43,043   ONEOK Partners, LP ...............................      1,970,939
      46,651   Penn Virginia Resource Partners, LP ..............        633,054
       9,350   Quicksilver Gas Services, LP .....................        128,563
       8,871   Sunoco Logistics Partners, LP ....................        480,986
      14,309   TC Pipelines, LP .................................        497,810
       5,200   Transmontaigne Partners, LP ......................        109,200
       6,700   Williams Partners, LP ............................        121,002
                                                                    ------------
                                                                      17,969,222
                                                                    ------------
               TOTAL MASTER LIMITED PARTNERSHIPS
                  (Cost $14,974,136) ............................     18,941,366
                                                                    ------------
COMMON STOCKS - 20.83%+
               ENERGY - 12.98%+
      75,485   Enbridge Energy Management, LLC (c) ..............      2,736,342
      41,900   Enbridge, Inc. ...................................      1,455,187
       5,001   Kinder Morgan Management, LLC (c) ................        225,907
      33,000   Spectra Energy Corp. .............................        558,360
       1,000   TransCanada Corp. ................................         26,910
      52,700   Williams Companies, Inc. .........................        822,647
                                                                    ------------
                                                                       5,825,353
                                                                    ------------
               FINANCE - 6.15%+
      33,000   Hugoton Royalty Trust ............................        476,520
     125,000   MLP & Strategic Equity Fund (d) ..................      1,503,750
      46,050   NGP Capital Resources Co. ........................        270,313
      20,000   Tortoise Energy Infrastructure Corp. (d) .........        509,200
                                                                    ------------
                                                                       2,759,783
                                                                    ------------
               UTILITIES - 1.70%+
      30,000   UGI Corp.                                                 764,700
                                                                    ------------
               TOTAL COMMON STOCKS
                  (Cost $8,298,173)                                    9,349,836
                                                                    ------------
CANADIAN INCOME TRUSTS - 3.34%+
               INDUSTRIAL - 0.99%+
      90,700   Newalta, Inc.                                             445,254
                                                                    ------------
               UTILITIES - 2.35%+
      61,600   Keyera Facilities Income Fund                           1,052,838
                                                                    ------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $972,593)                                      1,498,092
                                                                    ------------

  PAR VALUE
------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.33%+
               FEDERAL HOME LOAN BANK - 36.68%+
$ 16,400,000   Federal Home Loan Bank
                  0.850%, 03/11/10 (a) (b) ......................     16,463,222
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE - 18.65%+
   8,000,000   Federal Home Loan Mortgage Corp.
                  7.000%, 03/15/10 (a) ..........................      8,370,720
                                                                    ------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $24,816,810) ............................     24,833,942
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED

                                                                        FAIR
   SHARES                                                               VALUE
------------                                                        ------------
INVESTMENT COMPANY - 5.45%+
   2,447,258   PNC Bank Money Market ............................   $  2,447,258
                                                                    ------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,447,258) .............................      2,447,258
                                                                    ------------
TOTAL INVESTMENTS - 160.82%+
   (Cost $68,519,466) ...........................................     72,173,186
                                                                    ------------

  PRINCIPAL
------------
REVERSE REPURCHASE AGREEMENTS (e) - (71.34)%+
$ (3,700,000)  With Credit Suisse for American Express Credit,
                  2.00% dated 06/30/09, to be repurchased at
                  $3,700,206 on 07/01/09 ........................     (3,700,000)
 (15,500,000)  With Credit Suisse for Federal Home Loan Bank,
                  0.50% dated 06/30/09, to be repurchased at
                  $15,500,215 on 07/01/09 .......................    (15,500,000)
  (8,018,000)  With Credit Suisse for Federal Home Loan
                  Mortgage Corp., 0.50% dated 06/30/09, to be
                  repurchased at $8,018,111 on 07/01/09 .........     (8,018,000)
  (1,600,000)  With Credit Suisse for HSBC Finance Corp.,
                  2.00% dated 06/30/09, to be repurchased at
                  $1,600,089 on 07/01/09 ........................     (1,600,000)
  (3,200,000)  With Credit Suisse for Merrill Lynch & Co.,
                  Inc., 2.00% dated 06/30/09, to be
                  repurchased at $3,200,178 on 07/01/09 .........     (3,200,000)
                                                                    ------------
               TOTAL REVERSE REPURCHASE AGREEMENTS
                  (Cost $(32,018,000)) ..........................    (32,018,000)
                                                                    ------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS - 89.47%+
   (Cost $36,501,466)* ..........................................     40,155,186
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.53%+ .................      4,724,294
                                                                    ------------
NET ASSETS - 100.00%+ ...........................................   $ 44,879,480
                                                                    ============

----------
+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.

*    Aggregate cost for federal tax purposes is $41,164,239.

(a) Segregated as collateral for Reverse Repurchase Agreements as of June 30, 2009.

(b) Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2009.

(c)  Non-income producing security.

(d)  Closed-End Fund

(e) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

MTN  Medium Term Note

SHORT FUTURES             NUMBER OF    NOTIONAL     UNREALIZED
 OUTSTANDING              CONTRACTS     AMOUNT     APPRECIATION
-------------             ---------   ----------   ------------
Canadian Dollar (09/09)       72      $6,199,200     $274,643

The amount of $4,331,429 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2009:

                                                                      UNREALIZED
LONG TOTAL                     PAY       EXPIRATION     NOTIONAL    APPRECIATION/
RETURN EQUITY SWAPS           RATE          DATE         AMOUNT     (DEPRECIATION)
-------------------       ------------   ----------   -----------   --------------
Fort Chicago Energy **    1 month
                          Libor + 40
                          basis points    9/13/11     $   328,346     $  5,555
Inter Pipeline Fund **    1 month
                          Libor + 40
                          basis points    9/13/11         722,261      (35,582)
Mullen Group
Income Fund **            1 month
                          Libor + 40
                          basis points    9/13/11         254,307      (49,711)
Phoenix Technology
Income Fund **            1 month
                          Libor + 125
                          basis points    9/13/11         171,005      (4,301)
Energy Transfer
Partners, LP **           1 month
                          Libor + 150
                          basis points   12/24/13         320,160        3,647
Kinder Morgan
Management, LLC **        1 month
                          Libor + 50
                          basis points   12/24/13       1,717,674       38,219
Magellan Midstream
Partners **               1 month
                          Libor + 150
                          basis points   12/24/13       1,440,500       53,672
ONEOK, Inc. **            1 month
                          Libor + 50
                          basis points   12/24/13       1,864,499       13,720
Enbridge Energy
Management, LLC **        1 month
                          Libor + 44
                          basis points    1/21/14         858,000       10,125
Spectra Energy Corp. **   1 month
                          Libor + 35
                          basis points    1/21/14         606,210        7,908
TransCanada Corp. **      1 month
                          Libor + 40
                          basis points    1/21/14       1,017,691      (16,288)
UGI Corp. **              1 month
                          Libor + 35
                          basis points    1/21/14         554,289        8,251
Williams Companies,
Inc. **                   1 month
                          Libor + 35
                          basis points    1/21/14       1,632,085       26,165
                                                      -----------     --------
                                                      $11,487,027     $ 61,380
                                                      ===========     ========

**   Credit Suisse is the counterparty to the above total return swaps.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED

The following table summarizes the activity for written options for the period ended June 30, 2009:

                               NUMBER OF
                               CONTRACTS    PREMIUM
                               ---------   ---------
Outstanding, January 1, 2009     2,625     $ 359,683
Call Options Written               770       115,514
Put Options Written                360        62,320
Call Options Closed               (770)     (115,514)
Put Options Closed                (907)     (120,298)
Call Options Expired            (1,357)     (183,477)
Put Options Exercised             (721)     (118,228)
                                 -----     ---------
Outstanding, June 30, 2009          --     $      --
                                 =====     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

ASSETS:
Investments, at value (Cost $68,519,466) ....................................   $ 72,173,186
Restricted cash .............................................................      4,352,287
Swaps (premium paid $0) .....................................................        167,262
Receivables:
      Dividends and interest ................................................        225,058
Due from broker - variation margin on futures contracts .....................        274,643
Prepaid expenses ............................................................         35,339
                                                                                ------------
         Total assets .......................................................     77,227,775
                                                                                ------------
LIABILITIES:
Reverse repurchase agreements ...............................................     32,018,000
Interest expense payable ....................................................         16,746
Swaps (premium received $0) .................................................        105,882
Payables:
      Advisory fees (Note 3) ................................................         37,140
      Professional fees .....................................................        119,017
      Administration fees (Note 3) ..........................................         14,256
      Printing expense ......................................................         10,915
      Trustees fees and related expenses (Note 3) ...........................          3,302
      Custodian fees ........................................................         11,297
      Transfer agent fees ...................................................          3,745
      Other payables ........................................................          7,995
                                                                                ------------
         Total liabilities ..................................................     32,348,295
                                                                                ------------
NET ASSETS ..................................................................   $ 44,879,480
                                                                                ============
NET ASSETS CONSIST OF:
   Par value ($0.01 per share) ..............................................   $     52,398
   Paid in capital ..........................................................     75,525,926
   Accumulated undistributed net investment loss ............................       (223,440)
   Accumulated net realized loss on investments, swap transactions,
      futures contracts, written options and foreign currency transactions ..    (34,464,736)
   Net unrealized appreciation on investments, swap transactions, futures
      contracts and foreign currency transactions ...........................      3,989,332
                                                                                ------------
                                                                                $ 44,879,480
                                                                                ============
Shares outstanding (unlimited number of shares authorized) ..................      5,239,828
                                                                                ============
Net Asset Value, offering and redemption price per share (net assets/shares
   outstanding) .............................................................   $       8.57
                                                                                ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2009

STATEMENT OF OPERATIONS (UNAUDITED)

INVESTMENT INCOME:
   Dividends ...........................................   $    134,029
   Less: foreign taxes withheld ........................         (8,653)
   Interest ............................................        523,398
                                                           ------------
      Total investment income ..........................        648,774
                                                           ------------
EXPENSES:
   Interest expense (Note 2) ...........................        494,166
   Investment advisory fees (Note 3) ...................        273,450
   Legal fees ..........................................        136,369
   Administration fees (Note 3) ........................         87,852
   Audit fees ..........................................         59,507
   Transfer agent fees (Note 3) ........................         24,051
   Trustees fees and related expenses (Note 3) .........         23,263
   Custodian fees ......................................         21,852
   Registration expenses ...............................            371
   Printing expenses ...................................          7,803
   Other expenses ......................................         59,518
                                                           ------------
      Total expenses ...................................      1,188,202
                                                           ------------
      NET INVESTMENT LOSS ..............................       (539,428)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) ON:
   Investments .........................................    (24,213,714)
   Swap transactions ...................................     (2,291,580)
   Futures contracts ...................................       (366,469)
   Written options .....................................         85,507
   Foreign currency transactions .......................            (46)
                                                           ------------
      Net realized loss ................................    (26,786,302)
                                                           ------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
   Investments .........................................     39,926,830
   Swap transactions ...................................       (128,591)
   Futures contracts ...................................        343,634
   Written options .....................................        337,647
   Foreign currency transactions .......................           (325)
                                                           ------------
      Net change in unrealized appreciation ............     40,479,195
                                                           ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ........     13,692,893
                                                           ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $ 13,153,465
                                                           ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                            JUNE 30, 2009     DECEMBER 31,
                                                                             (UNAUDITED)          2008
                                                                          ----------------   -------------
OPERATIONS:
   Net investment income (loss) .......................................     $   (539,428)    $     945,299
   Net realized loss on investments, swaps, futures, written
      options and foreign currency transactions .......................      (26,786,302)      (18,335,365)
   Net change in unrealized appreciation (depreciation) on investments,
      swaps, futures, written options and foreign currency transactions       40,479,195       (44,533,972)
                                                                            ------------     -------------
      Net increase (decrease) in net assets from operations ...........       13,153,465       (61,924,038)
                                                                            ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................................               --        (2,321,372)
   Net realized gain on investments: ..................................               --        (7,576,753)
                                                                            ------------     -------------
      Total distributions .............................................               --        (9,898,125)
                                                                            ------------     -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ......................................               --        56,421,352
   Proceeds from reinvestment of distributions ........................               --         9,898,125
   Cost of shares redeemed ............................................      (56,021,297)     (114,011,043)
                                                                            ------------     -------------
      Net decrease in net assets from capital share transactions ......      (56,021,297)      (47,691,566)
                                                                            ------------     -------------
      Total decrease in net assets ....................................      (42,867,832)     (119,513,729)
                                                                            ------------     -------------
NET ASSETS:
BEGINNING OF PERIOD ...................................................       87,747,312       207,261,041
END OF PERIOD .........................................................     $ 44,879,480     $  87,747,312
                                                                            ============     =============
Undistributed net investment income/(loss) ............................     $   (223,440)    $       2,917
                                                                            ============     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

OPERATING ACTIVITIES
   Net increase in net assets from operations ...........................   $  13,153,465
ADJUSTMENTS TO NET INCREASE IN NET ASSETS FROM OPERATIONS
   Purchase of investment securities ....................................     (37,600,827)
   Proceeds from disposition of investment securities ...................     147,020,261
   Net purchase of short-term investment securities .....................     (11,409,167)
   Net realized loss on investments .....................................      24,213,714
   Net change in unrealized appreciation on investments .................     (39,926,830)
   Net accretion of premium .............................................         417,857
   Return of capital received from investments in MLPs ..................       1,282,151
   Net decrease in due to broker-variation margin on futures contracts ..        (343,634)
   Net change in swap appreciation/depreciation .........................         128,591
   Premiums received on swaps ...........................................           4,297
   Net change in premium received from options ..........................        (359,683)
   Appreciation on written options ......................................        (337,647)
   Decrease in restricted cash ..........................................       6,029,144
   Decrease in investments sold receivable ..............................       2,384,506
   Decrease in dividends and interest receivable ........................       1,048,109
   Decrease in prepaid expenses .........................................          44,074
   Increase in other payables ...........................................           4,141
   Increase in custodian fees payable ...................................           3,167
   Increase in printing expense payable .................................           2,113
   Decrease in investments purchased payable ............................        (559,157)
   Decrease in interest expense payable .................................        (301,294)
   Decrease in professional fees payable ................................         (63,170)
   Decrease in advisory fee payable .....................................         (37,965)
   Decrease in administration fees payable ..............................          (4,211)
   Decrease in transfer agent fees payable ..............................            (309)
   Decrease in trustees fees and related expenses payable ...............            (211)
                                                                            -------------
Net cash provided by operating activities ...............................     104,791,485
                                                                            -------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Net decrease in reverse repurchase agreements ........................     (48,770,188)
   Payment of shares redeemed ...........................................     (56,021,297)
                                                                            -------------
Net cash used in financing activities ...................................    (104,791,485)
   Net increase in unrestricted cash ....................................              --
BEGINNING OF PERIOD .....................................................   $          --
                                                                            -------------
END OF PERIOD ...........................................................   $          --
                                                                            =============
Cash paid for interest expense ..........................................   $     795,460
                                                                            =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE COMMENCEMENT OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE OUTSTANDING THROUGHOUT EACH PERIOD. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

                                                 SIX MONTHS
                                                   ENDED        YEAR         YEAR        PERIOD
                                                  06/30/09      ENDED        ENDED       ENDED
                                                (UNAUDITED)   12/31/08     12/31/07   12/31/06(a)
                                                -----------   --------     --------   -----------
Net asset value, beginning of period ........   $  6.71       $ 11.22      $  10.50   $  10.00
                                                -------       -------      --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ....................     (0.07)(b)      0.05(b)       0.11       0.05
   Net realized and unrealized gain (loss)
      on investments ........................      1.93(b)      (3.75)(b)      0.96       0.51
                                                -------       -------      --------   --------
   Total from investment operations .........      1.86         (3.70)         1.07       0.56
                                                -------       -------      --------   --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income ....................        --         (0.19)           --      (0.06)
   Net realized gain on investments .........        --         (0.62)        (0.35)        --
                                                -------       -------      --------   --------
   Total from distributions .................        --         (0.81)        (0.35)     (0.06)
                                                -------       -------      --------   --------
Net increase (decrease) in net asset value ..      1.86         (4.51)         0.72       0.50
                                                -------       -------      --------   --------
Net asset value, end of period ..............   $  8.57       $  6.71      $  11.22   $  10.50
                                                -------       -------      --------   --------
TOTAL RETURN ................................     27.72%*      (33.04)%       10.29%      5.62%*
                                                =======       =======      ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $44,879       $87,747      $207,261   $119,896
Ratios of expenses to average net assets:
   Operating expenses excluding interest
      expense ...............................      2.54%**       1.54%         1.61%      2.90%**
   Operating expenses including interest
      expense ...............................      4.35%**       4.30%         5.84%      6.23%**
Ratios of net investment income to average
   net assets ...............................     (1.97)%**      0.52%         0.99%      1.69%**
Portfolio turnover rate .....................        44%*          42%           24%         6%*

----------
(a)  The Fund commenced operations on August 22, 2006.

(b) Per share investment income has been calculated using the average shares method.

*    Not annualized

**   Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

EIP Growth and Income Fund (the "Fund") is a diversified, open-end management investment company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the "Trust"), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the "Manager"). At this time, the Fund does not intend to publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a "master/feeder" arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the "1940 Act") and certain other accredited investors.

The Fund's primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund's investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value ("NAV") of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees of the Trust (the "Board").

The use of fair value pricing by the Fund indicates that a market price is generally unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager, acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust's Board, and in accordance with the provisions of the 1940 Act. At June 30, 2009, there were no fair valued securities.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 ("SFAS 157") Fair Value Measurements effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, ("FSP 157-4") DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of SFAS 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of June 30, 2009 is as follows:

                                  ASSETS TABLE

                                                                              LEVEL 2        LEVEL 3
                                            TOTAL MARKET                    SIGNIFICANT    SIGNIFICANT
                                              VALUE AT     LEVEL 1 QUOTED    OBSERVABLE   UNOBSERVABLE
                                              06/30/09          PRICE          INPUTS        INPUTS
                                            ------------   --------------   -----------   ------------
CORPORATE NOTES AND BONDS ...............    $15,102,692     $        --    $15,102,692        $--
                                             -----------     -----------    -----------        ---
MASTER LIMITED PARTNERSHIPS
   Consumer Cyclicals ...................        972,144         972,144             --         --
   Energy ...............................     17,969,222      17,969,222             --         --
                                             -----------     -----------    -----------        ---
Total Master Limited Partnerships .......     18,941,366      18,941,366             --         --
                                             -----------     -----------    -----------        ---
COMMON STOCKS
   Energy ...............................      5,825,353       5,825,353             --         --
   Finance ..............................      2,759,783       2,759,783             --         --
   Utilities ............................        764,700         764,700             --         --
                                             -----------     -----------    -----------        ---
Total Common Stocks .....................      9,349,836       9,349,836             --         --
                                             -----------     -----------    -----------        ---
CANADIAN INCOME TRUSTS
   Industrial ...........................        445,254         445,254             --         --
   Utilities ............................      1,052,838       1,052,838             --         --
                                             -----------     -----------    -----------        ---
Total Canadian Income Trusts ............      1,498,092       1,498,092             --         --
                                             -----------     -----------    -----------        ---
U.S. GOVERNMENT AND AGENCY OBLIGATIONS ..     24,833,942              --     24,833,942         --
                                             -----------     -----------    -----------        ---
INVESTMENT COMPANY ......................      2,447,258       2,447,258             --         --
                                             -----------     -----------    -----------        ---
Total Investments .......................     72,173,186      32,236,552     39,936,634         --
                                             -----------     -----------    -----------        ---
Total Return Equity Swaps ...............        167,262              --        167,262         --
                                             -----------     -----------    -----------        ---
Variation Margin on Future Contracts ....        274,643         274,643             --         --
                                             -----------     -----------    -----------        ---
Total ...................................    $72,615,091     $32,511,195    $40,103,896        $--
                                             -----------     -----------    -----------        ---

                                LIABILITIES TABLE

                                                                              LEVEL 2        LEVEL 3
                                            TOTAL MARKET                    SIGNIFICANT   SIGNIFICANT
                                              VALUE AT     LEVEL 1 QUOTED    OBSERVABLE   UNOBSERVABLE
                                              06/30/09          PRICE          INPUTS        INPUTS
                                            ------------   --------------   -----------   ------------
Total Return Equity Swaps                     $105,882           $--          $105,882         $--
                                              --------           ---          --------         ---
Total                                         $105,882           $--          $105,882         $--
                                              --------           ---          --------         ---

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The Fund held no securities or financial instruments during the first six months of 2009 which measured their fair value using Level 3 inputs.

The fair value of the Fund's reverse repurchase agreements, which qualify as financial instruments under Statement of Accounting Standards No. 107, "Disclosures about Fair Values of Financial Instruments", approximates the carrying amounts presented in the Schedule of Investments and Statement of Assets and Liabilities.

MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

STATEMENT OF CASH FLOWS: The cash and foreign currency amount shown in the Statement of Cash Flows, if any, is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.

REVERSE REPURCHASE AGREEMENTS: One method by which the Fund currently incurs leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio. In certain cases, the Fund may be required to sell securities with a value significantly in excess of the cash received by the Fund from the buyer. If the buyer files for bankruptcy or becomes insolvent, the Fund may lose the value of the securities in excess of the cash received.

Maximum amount outstanding
   during the period                 $80,788,188
Average amount outstanding
   during the period*                $41,700,794
Average shares outstanding
   during the period                   7,425,114
Average debt per share outstanding
   during the period                 $      5.62

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2009.

The reverse repurchase agreements are executed daily based on the previous day's terms. The accrued interest and maturity amounts are payable at the time the reverse repurchase agreement is not renewed or the terms of the agreement are renegotiated. Interest accrues on a daily basis from the initial opening date or last interest payment date, if an interest payment has been made for the respective repurchase agreement.

Interest rates ranged from 0.50% to 3.00% during the six months ended June 30, 2009, on borrowings by the Fund under reverse repurchase agreements. Interest expense for the six months ended June 30, 2009 aggregated $494,166, which is included in the Statement of Operations under "Interest Expense".

SHORT SALES OF SECURITIES: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2009.

DISCLOSURES ABOUT CREDIT DERIVATIVES: The Fund has adopted FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

Date of FASB Statement No. 161" ("FSP"), effective December 31, 2008. The amendments to FASB 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the disclosures within this Footnote 2 - Significant Accounting Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: The Fund has adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement 133 ("SFAS 161") issued in March of 2008. The following is a table summarizing the fair value of derivatives held at June 30, 2009 by primary risk exposure:

                                       ASSET DERIVATIVES             LIABILITY DERIVATIVES
                                --------------------------------   --------------------------
Derivatives not accounted for
as hedging instruments under       Balance Sheet                   Balance Sheet
Statement 133                         Location        Fair Value      Location     Fair Value
-----------------------------   -------------------   ----------   -------------   ----------
Foreign Exchange Contracts      Due from broker -
                                variation margin on
                                futures contract       $274,643           --         $     --
Equity Contracts                Swaps                   167,262        Swaps          105,882
                                                       --------                      --------
Total                                                  $441,905                      $105,882
                                                       ========                      ========

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2009:

                                                                                                  CHANGE IN
                                                                                                  UNREALIZED
                                                                                               APPRECIATION OR
                                                                                              (DEPRECIATION) ON
Derivatives not accounted for          LOCATION OF GAIN OR          REALIZED GAIN OR (LOSS)      DERIVATIVES
as hedging instruments under          (LOSS) ON DERIVATIVES             ON DERIVATIVES          RECOGNIZED IN
Statement 133                          RECOGNIZED IN INCOME           RECOGNIZED IN INCOME           INCOME
-----------------------------   ---------------------------------   -----------------------   -----------------
Foreign Exchange Contracts      Net realized loss on futures
                                contracts and foreign currency
                                transactions/change in unrealized
                                appreciation/(depreciation) on
                                futures contracts and foreign
                                currency transactions                     $  (366,469)             $343,634
Equity Contracts                Net realized gain (loss) on swap
                                transactions and written options/
                                change in unrealized appreciation/
                                (depreciation) on swap
                                transactions and written options           (2,206,073)              209,056
                                                                          -----------              --------
Total                                                                     $(2,572,542)             $552,690
                                                                          ===========              ========

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

FUTURES CONTRACTS: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or positions of the U.S. Securities and Exchange Commission (the "SEC"), the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions as required by law. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying is long currency is an amount equal to the notional amount of the related contracts. As of June 30, 2009, the Fund held no futures contracts where the underlying is long currency. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying is short currency is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency.

CURRENCY HEDGING TRANSACTIONS: The Fund may engage in certain transactions intended to hedge the Fund's exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

FOREIGN CURRENCY TRANSLATIONS: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

SWAP AGREEMENTS: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in
Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates where the

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund.

The Fund will maintain adequate cash reserves to meet its current obligations under swap agreements.

The Fund's maximum equity price risk to meet its future payments under swap agreements outstanding as of June 30, 2009 is equal to the total notional amount as shown on the Schedule of Investments.

OPTIONS CONTRACTS: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, and to enhance potential gain. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale on such day, the mean between the closing bid and asked prices on such day or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

DIVIDENDS AND DISTRIBUTIONS: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gain. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The Fund will be considered a nonpublicly offered regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, certain expenses of the Fund, including the management fee, that generally would not be deductible by certain shareholders (including individuals and entities that compute their taxable income in the same manner as an individual) if incurred directly by such shareholders are subject to special rules. In particular, such a shareholder's pro rata portion of the affected expenses, including the management fee payable to the Manager, will be taxable to such shareholders as an additional dividend, but the deductibility of such expenses by such shareholders will be subject to the 2% "floor" on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code and will not be deductible for the purposes of calculating alternative minimum tax.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

The Fund has a tax year end of June 30. As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income           ($4,657,084)
Undistributed Long-Term Capital Gains   ($8,113,095)
Net Unrealized Depreciation             ($1,009,053)

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2009 have been reclassified to reflect an increase in undistributed net investment income of $313,071, an increase in accumulated net realized gain on investments sold of $16,336,906 and a decrease in paid-in-capital of $16,649,977. Net assets were not affected by this reclassification.

The tax character of distributions paid during the calendar year ended December 31, 2008, were as follows:

Distributions paid from:

Ordinary Income            $4,139,596
Long-Term Capital Gains    $5,758,529

POST OCTOBER LOSSES: Under current laws, certain net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended June 30, 2009, the Fund intends to elect to defer net realized currency losses of $1,626 and net realized capital losses on investments sold of $16,828,412 incurred from November 1, 2008 through June 30, 2009.

FEDERAL INCOME TAX: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

The Fund recently discovered that it omitted to file an election necessary for it to be classified as a corporation for federal tax purposes, which election was one of the various filings that needed to be made in connection with the organization of the Fund. Classification of the Fund as a corporation is required for the Fund to qualify as a RIC.

The Fund has nevertheless reported consistently as a RIC for federal tax purposes and has filed a request for relief with the IRS to permit it to make the election retroactively to the date of commencement of the Fund's operations. Although the Fund expects that the IRS will grant the requested relief, no assurance can be given in this regard.

If the Fund were to fail to qualify as a RIC on the ground that the requested relief is not granted by the IRS, the Fund would be treated as a partnership for federal tax purposes from the date of commencement of the Fund's operations until such time as the Fund makes a proper election to be classified as a corporation. In that event, during the period the Fund is treated as a partnership, the Fund would not be subject to tax, and shareholders of the Fund would be required to take into account directly their respective shares of the Fund's items of income, gain, loss or deduction. This would alter the timing, character and amount of the income recognized by shareholders from an investment in the Fund during such period, which in turn could result in adverse consequences to shareholders. For further information, please see the Statement of Additional Information of the Fund.

As of June 30, 2009, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

Total Cost of Investments       $41,164,239
Gross Unrealized Appreciation
   on Investments               $ 1,009,266
Gross Unrealized Depreciation
   on Investments               $(2,018,319)
                                -----------
Net Unrealized Deprecation
   on Investments               $(1,009,053)
                                ===========

Effective June 29, 2007, the Fund implemented FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements.

The Fund files U.S. federal and Connecticut state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax returns and Connecticut state tax returns remain open for examination for the tax years ended June 30, 2009, June 30, 2008 and June 30, 2007.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

EXPENSES: The Fund will pay all of its own expenses incurred in its operations.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund's investment manager with responsibility for the management of the Fund's investment portfolio, subject to the supervision of the Board of Trustees of the Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, serves as custodian for the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

PNC Global Investment Servicing (U.S.) Inc. (formerly known as PFPC Inc.) ("PNC") serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

PNC also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays PNC a fee equal to 0.07% of the Fund's first $250 million of average gross assets, 0.05% of the Fund's next $200 million of average gross assets and 0.03% of the Fund's average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. The Fund is currently paying the minimum fee of $100,000/year ($8,333/month). For regulatory administration services, the Fund pays PNC a fee equal to 0.03% of the Fund's first $250 million of average gross assets and 0.02% of the Fund's average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses. The Fund is currently paying the minimum fee of $50,000/year ($4,167/month).

The Fund does not charge any sales load or fees pursuant to Rule 12b-1 of the 1940 Act. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an "interested person" as defined in Section 2(a)(19) of the 1940 Act ("Disinterested Trustees") an annual retainer fee of $22,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Disinterested Trustees for special in-person board or non-regular committee meetings and telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities for the six months ended June 30, 2009 were as follows:

                               PURCHASES        SALES
                              -----------   ------------
U.S. Government Securities    $        --   $  8,000,000
Other Investment Securities    37,600,827    139,020,261

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

                                     SIX MONTHS ENDED
                                      JUNE 30, 2009
                                -------------------------
                                  SHARES        AMOUNT
                                ----------   ------------
Shares sold                             --   $         --
Shares issued as reinvestment
   of distribution                      --             --
Shares redeemed                 (7,830,514)   (56,021,297)
                                ----------   ------------
Total net decrease from Fund
   share transactions           (7,830,514)  $(56,021,297)
                                ==========   ============

                                         YEAR ENDED
                                     DECEMBER 31, 2008
                                ---------------------------
Shares sold                       5,404,679   $  56,421,352
Shares issued as reinvestment
   of distribution                1,472,935       9,898,125
Shares redeemed                 (12,272,312)   (114,011,043)
                                -----------   -------------
Total net decrease from Fund
   share transactions            (5,394,698)  $ (47,691,566)
                                ===========   =============

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund's investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency futures and other derivatives transactions. The use of hedging transactions have risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the statement of assets and liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the statement of assets and liabilities date, credit risk is limited to amounts recorded in the statement of assets and liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

COUNTERPARTY RISK

Some of the markets in which the Fund effects its transactions are "over-the-counter" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties' financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Please see the Private Placement Memorandum and the Statement of Additional Information of the Fund for further information.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through August 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

PROXY VOTING: The Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

The Fund's Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Board of Trustees, including each of the Disinterested Trustees, considered and approved the continuation of the Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 21, 2009.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust.

As part of their review, the Trustees examined the Manager's ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Manager; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Manager to attract and retain capable research and advisory personnel and the Manager's costs associated with retaining such personnel; the capability of the Manager's senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the nature, cost, scope and quality of the Manager's services under the Agreement, including with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also considered conditions that might affect the Manager's ability to provide high quality services to the Fund in the future under the Agreement, including the Manager's business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Manager's investment process, research capabilities and philosophy remain well suited to the Fund given the Fund's investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

As a further part of their review, the Trustees reviewed information regarding the performance of the Fund. That review included an examination of comparisons of the performance of the Fund to two relevant securities indices and funds with investment strategies similar, although not identical, to that of the Fund ("peer funds") for various periods.

The Trustees also considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning the management fee paid to the Manager by a peer fund that is a private investment fund. The Trustees noted that the management fee paid by the Fund is lower than the fee paid to the Manager by the private investment fund. The Manager informed the Trustees that the management fee paid by the Fund is the same as the management fee paid to the Manager by a peer fund that is a closed-end registered investment company. The Trustees also reviewed information concerning management fees paid to other investment managers of peer funds. The Trustees noted that the management fees paid to the investment managers of the other peer funds reviewed were generally higher than the management fee paid to the Manager by the Fund. The Trustees also reviewed the expenses expected to be incurred by the Fund in 2009 and compared the total expense ratio of the Fund in 2008 against the total expense ratio of peer funds for the same period. Based on the information provided, the Trustees concluded that the management fees and total expenses were reasonable.

As a further part of their review, the Trustees considered information about the profitability of the Fund to the Manager. The Trustees also evaluated the benefits of the advisory relationship to the Manager, including, among others, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called "fallout benefits" to the Manager, such as "soft dollar" credits the Adviser receives from directing brokerage commissions to certain brokers. The Trustees concluded that the benefit to the Manager from these "soft dollar" credits were reasonable and that the Fund also benefited from them.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager if

EIP Growth and Income Fund

                                                                   JUNE 30, 2009

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

the assets of the Fund were to grow and concluded that they would monitor any asset growth of the Fund and revisit the issue, including to consider the appropriateness of implementing fee breakpoints, as necessary.

In its deliberations with respect to these matters, the full Board, including the Disinterested Trustees, was advised by counsel for the Trust. The Disinterested Trustees considered the Agreement in executive session, as well as with the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust's counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Disinterested Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Disinterested Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services provided by the Manager; that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager; and that approval of the Agreement was in the best interest of the Trust and its shareholders.

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Incurred During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading entitled "Expenses Incurred During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                EXPENSE
                        BEGINNING    ENDING   RATIO(1)(2)  EXPENSES
                         ACCOUNT    ACCOUNT    INCLUDING   INCURRED
                          VALUE      VALUE      INTEREST    DURING
                        01/01/09    06/30/09    EXPENSE     PERIOD(3)
                        ---------  ---------  -----------  ----------
Actual Fund Return      $1,000.00  $1,277.20     4.35%       $24.56
Hypothetical 5% Return  $1,000.00  $1,003.22     4.35%       $21.61

(1)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expense ratio includes interest expense. If interest expense were not included, the Fund's expense ratio would be 2.54%, and would result in the following expenses:

                                                EXPENSE
                        BEGINNING    ENDING     RATIO(1)    EXPENSES
                         ACCOUNT    ACCOUNT    EXCLUDING    INCURRED
                          VALUE      VALUE      INTEREST    DURING
                         01/01/09   06/30/09    EXPENSE     PERIOD(3)
                        ---------  ---------  -----------  ----------
Actual Fund Return      $1,000.00  $1,277.20     2.54%       $14.34
Hypothetical 5% Return  $1,000.00  $1,012.20     2.54%       $12.67

(3) Expenses are equal to the Fund's annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365.

EIP Growth and Income Fund

ADVISER

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

SHAREHOLDER SERVICES

PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

James J. Murchie, President
Linda Longville, Treasurer and Principal
   Financial and Accounting Officer
Eva Pao, Chief Legal Officer, Chief
   Compliance Officer and Anti-Money
   Laundering Compliance Officer
Jennifer Rogers, Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor
Philadelphia, PA 19153

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                                   (EIP LOGO)

                           EIP Growth and Income Fund

                               49 Riverside Avenue
                               Westport, CT 06880
                                  203.349.8232

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


      (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 EIP INVESTMENT TRUST
            --------------------------------------------------------------------
By (Signature and Title)   /S/ JAMES MURCHIE
                        --------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date     8/27/09
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /S/ JAMES MURCHIE
                        -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)
Date     8/27/09


By (Signature and Title)   /S/ LINDA LONGVILLE
                        --------------------------------------------------------
                          Linda Longville, Treasurer and Principal Financial and Accounting Officer
                          (principal financial officer)

Date     8/27/09
    ----------------------------------------------------------------------------